Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 6,558	$ 13,455	$ 23,465
Deferred	1,118	(1,664)	581
Income tax expense	$ 7,676	$ 11,791	$ 24,046